SCHEDULE OF REVENUE EARNING DEVICES (Details) - USD ($)	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025
Revenue Earning Devices
Revenue earning devices	$ 8,632,012	$ 8,355,295	$ 6,831,352
Less: Accumulated depreciation	(3,781,667)	(3,257,668)	(2,292,172)
Total	$ 4,850,345	$ 5,097,627	$ 4,539,180